Financial Risk Management (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial Risk Management (Details) [Line Items]
Borrowings interest rate	7.00%	7.00%
Secured promissory notes, percentage	7.00%
Top of range [member]
Financial Risk Management (Details) [Line Items]
Borrowings percentage	7.00%
Bottom of range [member]
Financial Risk Management (Details) [Line Items]
Borrowings percentage	8.50%
Short-term borrowings [member]
Financial Risk Management (Details) [Line Items]
Borrowings interest rate		8.50%